Rescission Liabilities - Additional Information (Detail) (USD $)				12 Months Ended
	Nov. 30, 2013	May 31, 2013	May 31, 2012	May 31, 2013 Director Y	May 31, 2013 Scenario, Previously Reported	May 31, 2013 Federal and State [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated liability for potential claim						$ 6,400,000
Rescission liability	536,500	536,500	3,749,000		537,000
Personal Services Agreement				7
Compensation				200,000
Incentive compensation				50,000
Capital received				$ 500,000